Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Significant Investments in Subsidiaries

Entity	Location	Purpose	Percentage Held
Cresco Labs Inc.	British Columbia, Canada	Parent Company
CannaRoyalty Corp. (Origin House)	Ontario, Canada	Holding Company	100%
Cali-AntiFragile Corp.	California	Holding Company	100%
Alta Supply Inc. (Continuum)	California	Distribution	100%
Kaya Management Inc.	California	Production	100%
River Distributing Co., LLC	California	Distribution	100%
FloraCal Farm s	California	Cultivation	100%
Cub City, LLC	California	Cultivation	100%
CRHC Holdings Corp.	Ontario, Canada	Holding Company	100%
Laurel Harvest Labs, LLC	Pennsylvania	Cultivation and Dispensary Facility	100%
JDRC Mount Joy, LLC	Illinois	Holding Company	100%
JDRC Scranton, LLC	Illinois	Holding Company	100%

Entity	Location	Purpose	Percentage Held
Bluma Wellness Inc.	British Columbia, Canada	Holding Company	100%
CannCure Investments Inc.	Ontario, Canada	Holding Company	100%
Cannabis Cures Investments, LLC	Florida	Holding Company	100%
3 Boys Farm, LLC (One Plant Florida)	Florida	Cultivation, Production and Dispensary Facility	100%
Farm to Fresh Holdings, LLC	Florida	Cultivation, Production and Dispensary Facility	100%
Cresco U.S. Corp .	Illinoi s	Manager of Cresco Labs, LLC	100%
MedMar Inc.	Illinois	Holding Company	100%
MedMar Lakeview, LLC	Illinois	Dispensary	88%
MedMar Rockford, LLC	Illinois	Dispensary	75%
Gloucester Street Capital, LLC	New York	Holding Company	100%
Valley Agriceuticals, LLC	New York	Operating Entity	100%
CMA Holdings, LLC	Illinois	Holding Company	100%
BL Real Estate, LLC	Massachusetts	Holding Company	100%
Cultivate Licensing LLC	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cultivate Worcester, Inc	Massachusetts	Dispensary	100%
Cultivate Leicester, Inc	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cultivate Framingham, Inc	Massachusetts	Dispensary	100%
Cultivate Burncoat, Inc	Massachusetts	Holding Company	100%
Cultivate Cultivation, Inc	Massachusetts	Cultivation and Production Entity	100%
Good News Holdings, LLC	Illinois	Holding Company	100%
Wonder Holdings, LLC	Illinois	Holding Company	100%
BW Maryland Holdings, LLC	Illinois	Holding Company	100%
CP Pennsylvania Holdings, LLC	Illinois	Holding Company	100%
Bay, LLC	Pennsylvania	Holding Company	100%
Bay Asset Management, LLC	Pennsylvania	Holding Company	100%
Ridgeback, LLC	Colorado	Holding Company	100%
Cresco Labs, LLC	Illinois	Operating Entity	57%
Cresco Labs Notes Issuer, LLC	Illinois	Holding Company
Cresco Labs Ohio, LLC	Ohio	Cultivation, Production and Dispensary Facility	99%
Wellbeings, LLC	Delaware	CBD Wellness Product Development	100%
Cresco Labs SLO, LLC	California	Holding Company	100%
SLO Cultivation Inc.	California	Cultivation and Production Facility	80%
Cresco Labs Joliet, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Kankakee, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Logan, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs PA, LLC	Illinois	Holding Company	100%
Cresco Yeltrah, LLC	Pennsylvania	Cultivation, Production and Dispensary Facility	100%
JDC Newark, LLC	Ohio	Holding Company	100%
Verdant Creations Newark, LLC	Ohio	Dispensary	100%
JDC Marion, LLC	Ohio	Holding Company	100%
Verdant Creations Marion, LLC	Ohio	Dispensary	100%
JDC Chillicothe, LLC	Ohio	Holding Company	100%
Verdant Creations Chillicothe, LLC	Ohio	Dispensary	100%
JDC Columbus, LLC	Ohio	Holding Company	100%
Care Med Associates, LLC	Ohio	Dispensary	100%
Cresco Labs Arizona, LLC	Arizona	Holding Company	100%
Arizona Facilities Supply, LLC	Arizona/Maryland	Cultivation, Production and Dispensary Facility	100%
Cresco Labs Tinad, LLC	Illinois	Holding Company	100%
PDI Medical III, LLC	Illinois	Dispensary	100%
Cresco Labs Phoenix Farms, LLC	Illinois	Holding Company	100%
Phoenix Farms of Illinois, LLC	Illinois	Dispensary	100%
JDC Elmwood, LLC	Illinois	Holding Company	100%
FloraMedex, LLC	Illinois	Dispensary	100%
Cresco Edibles, LLC	Illinois	Holding Company	100%
TSC Cresco, LLC	Illinois	Licensing	75%
Cresco HHH, LLC	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cresco Labs Michigan, LLC (a)	Michigan	Cultivation and Production Facility	85%

(a)	Cresco Labs Michigan, LLC is 85% owned by related parties within management of the Company.

Summary of Estimated Useful Lives of Property Plant and Equipment

Category	Methodology	Estimated Useful Life
Leasehold Improvements	Amortized over the lesser of the life of the lease or estimated useful life of the improvement	1 - 15 years
Machinery and Equipment	Over the estimated useful life of the asset	5 - 15 years
Furniture and Fixtures	Over the estimated useful life of the asset	3 - 8 years
Vehicles	Over the estimated useful life of the asset	5 years
Website and Software	Over the estimated useful life of the asset	3 - 7 years
Computer Equipment	Over the estimated useful life of the asset	3 - 7 years
Buildings and Building Improvements	Over the estimated useful life of the asset	5 - 39 years

Summary of Useful Lives of Finite Lived Intangible Assets Other Than Goodwill

Category	Estimated Useful Life
Customer Relationships	7 - 19 years
Non-Compete Agreements	4 - 5 years
Trade Names	10 years
Permit Application Fees	1 - 2 years
Non-Solicitation Agreements	1 - 2 years

Schedule Of Potential Dilutive Shares Excluded From Computation Of Diluted Earnings Per Share
Potentially dilutive shares as of December 31, 2021 and 2020, which were excluded from the calculation of diluted EPS for the periods presented consisted of the following:

(in thousands)	2021	2020

Redeemable shares	115,136	136,077
Options	23,609	9,402
Warrants	9,842	532
RSUs	999	145

Total potentially dilutive shares	149,586	146,156